UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05689

Deutsche Multi-Market Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

One International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 11/30

Date of reporting period: 8/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                      as of August 31, 2018 (Unaudited)

Deutsche Multi-Market Income Trust

	Principal Amount ($)	Value ($)
Corporate Bonds 61.7%
Consumer Discretionary 15.3%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022	140,000	140,000
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026	885,000	796,500
Altice France SA, 144A, 7.375%, 5/1/2026	1,155,000	1,134,787
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026	385,000	378,263
AMC Entertainment Holdings, Inc., 5.875%, 11/15/2026	350,000	341,250
AMC Networks, Inc.:
4.75%, 8/1/2025	410,000	395,650
5.0%, 4/1/2024	1,000,000	983,750
Ashtead Capital, Inc.:
144A, 4.125%, 8/15/2025	200,000	192,500
144A, 4.375%, 8/15/2027	210,000	202,388
Ashton Woods U.S.A. LLC, 144A, 6.75%, 8/1/2025	315,000	293,933
Beacon Roofing Supply, Inc., 144A, 4.875%, 11/1/2025	330,000	304,425
Boyd Gaming Corp., 6.875%, 5/15/2023	165,000	173,456
CCO Holdings LLC:
144A, 5.0%, 2/1/2028	835,000	782,003
144A, 5.125%, 5/1/2027	575,000	548,406
144A, 5.5%, 5/1/2026	1,400,000	1,382,500
144A, 5.875%, 4/1/2024	385,000	392,700
144A, 5.875%, 5/1/2027	550,000	543,812
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021	1,365,000	1,365,000
144A, 7.5%, 4/1/2028	400,000	417,000
CSC Holdings LLC:
144A, 5.5%, 4/15/2027	1,160,000	1,129,550
144A, 6.625%, 10/15/2025	200,000	207,750
144A, 10.125%, 1/15/2023	600,000	657,000
144A, 10.875%, 10/15/2025	529,000	615,624
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025	119,000	121,380
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025	740,000	740,000
144A, 6.5%, 6/1/2026	585,000	600,356
DISH DBS Corp., 5.875%, 7/15/2022	1,000,000	960,000
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020	400,000	402,000
5.25%, 4/15/2023	600,000	609,750
GLP Capital LP:
5.25%, 6/1/2025	315,000	327,600
5.75%, 6/1/2028	165,000	174,867
Goodyear Tire & Rubber Co., 5.125%, 11/15/2023	210,000	209,475
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024	390,000	380,250
HD Supply, Inc., 144A, 5.75%, 4/15/2024	185,000	194,481
Hilton Worldwide Finance LLC, 4.625%, 4/1/2025	185,000	182,688
KFC Holding Co., 144A, 4.75%, 6/1/2027	270,000	257,175
Lennar Corp.:
4.125%, 1/15/2022	465,000	462,094
4.75%, 11/15/2022	500,000	500,625
5.0%, 6/15/2027	125,000	120,781
5.25%, 6/1/2026	429,000	424,573
Lithia Motors, Inc., 144A, 5.25%, 8/1/2025	385,000	369,215
Merlin Entertainments PLC, 144A, 5.75%, 6/15/2026	200,000	203,500
MGM Resorts International, 6.625%, 12/15/2021	1,900,000	2,009,250
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	222,000	223,388
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027	390,000	375,675
Penske Automotive Group, Inc., 5.5%, 5/15/2026	330,000	323,400
PulteGroup, Inc., 4.25%, 3/1/2021	1,065,000	1,070,644
Quebecor Media, Inc., 5.75%, 1/15/2023	295,000	305,325
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	80,000	80,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	180,000	180,000
Sirius XM Radio, Inc.:
144A, 3.875%, 8/1/2022	950,000	932,140
144A, 5.0%, 8/1/2027	175,000	169,092
144A, 5.375%, 7/15/2026	530,000	528,675
Suburban Propane Partners LP, 5.75%, 3/1/2025	150,000	145,125
Tenneco, Inc., 5.0%, 7/15/2026	360,000	319,500
Toll Brothers Finance Corp., 4.875%, 11/15/2025	345,000	335,513
UPC Holding BV, 144A, 5.5%, 1/15/2028	685,000	637,906
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025	1,075,000	1,061,670
Viking Cruises Ltd., 144A, 5.875%, 9/15/2027	885,000	869,512
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026	390,000	379,353
144A, 5.5%, 8/15/2026	350,000	343,875
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023	160,000	158,800
		31,067,900
Consumer Staples 1.8%
Aramark Services, Inc.:
4.75%, 6/1/2026	1,105,000	1,088,425
5.125%, 1/15/2024	220,000	223,408
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025	220,000	207,900
144A, 7.25%, 6/1/2021	775,000	783,718
Pilgrim's Pride Corp.:
144A, 5.75%, 3/15/2025	120,000	116,100
144A, 5.875%, 9/30/2027	420,000	399,000
Post Holdings, Inc.:
144A, 5.625%, 1/15/2028	115,000	111,119
144A, 5.75%, 3/1/2027	270,000	266,625
Simmons Foods, Inc., 144A, 5.75%, 11/1/2024	465,000	369,675
		3,565,970
Energy 11.5%
Andeavor:
4.75%, 12/15/2023	180,000	187,722
5.125%, 12/15/2026	405,000	429,699
Antero Midstream Partners LP, 5.375%, 9/15/2024	265,000	266,988
Antero Resources Corp.:
5.375%, 11/1/2021	320,000	325,200
5.625%, 6/1/2023	210,000	216,101
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	235,000	239,695
Carrizo Oil & Gas, Inc., 8.25%, 7/15/2025	250,000	268,125
Cheniere Corpus Christi Holdings LLC:
5.125%, 6/30/2027	375,000	381,562
5.875%, 3/31/2025	380,000	403,750
7.0%, 6/30/2024	510,000	564,187
Chesapeake Energy Corp.:
4.875%, 4/15/2022	1,250,000	1,206,250
8.0%, 1/15/2025	440,000	449,350
8.0%, 6/15/2027	405,000	410,062
CNX Midstream Partners LP, 144A, 6.5%, 3/15/2026	349,000	346,382
Crestwood Midstream Partners LP:
5.75%, 4/1/2025	290,000	296,162
6.25%, 4/1/2023	145,000	149,531
DCP Midstream Operating LP, 2.7%, 4/1/2019	700,000	695,625
Diamondback Energy, Inc., 4.75%, 11/1/2024	230,000	231,438
Endeavor Energy Resources LP:
144A, 5.5%, 1/30/2026	110,000	109,725
144A, 5.75%, 1/30/2028	110,000	109,725
Energy Transfer Equity LP, 7.5%, 10/15/2020	2,000,000	2,152,500
Extraction Oil & Gas, Inc., 144A, 7.375%, 5/15/2024	180,000	183,150
Genesis Energy LP:
6.25%, 5/15/2026	650,000	612,625
6.5%, 10/1/2025	795,000	769,162
Gulfport Energy Corp.:
6.0%, 10/15/2024	145,000	143,188
6.375%, 5/15/2025	245,000	242,856
6.375%, 1/15/2026	410,000	399,750
6.625%, 5/1/2023	110,000	112,200
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025	385,000	382,112
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	370,000	376,475
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019	215,000	213,925
Jagged Peak Energy LLC, 144A, 5.875%, 5/1/2026	151,000	148,735
Laredo Petroleum, Inc., 6.25%, 3/15/2023	310,000	310,775
Murphy Oil Corp., 5.75%, 8/15/2025	565,000	566,273
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	155,000	154,613
Newfield Exploration Co., 5.375%, 1/1/2026	95,000	99,038
NGPL PipeCo LLC, 144A, 4.875%, 8/15/2027	195,000	196,509
NuStar Logistics LP, 5.625%, 4/28/2027	570,000	567,862
Oasis Petroleum, Inc., 6.875%, 1/15/2023	30,000	30,638
PDC Energy, Inc., 6.125%, 9/15/2024	235,000	233,825
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022	305,000	306,144
144A, 6.375%, 3/31/2025	415,000	420,706
Precision Drilling Corp., 144A, 7.125%, 1/15/2026	330,000	339,487
Range Resources Corp.:
4.875%, 5/15/2025	440,000	421,300
5.0%, 8/15/2022	250,000	246,250
5.875%, 7/1/2022	245,000	247,450
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	980,000	1,022,188
5.625%, 4/15/2023	600,000	641,966
5.875%, 6/30/2026	560,000	605,905
Southwestern Energy Co., 7.75%, 10/1/2027	280,000	296,100
Sunoco LP:
144A, 5.5%, 2/15/2026	220,000	210,650
144A, 5.875%, 3/15/2028	45,000	43,088
Targa Resources Partners LP:
144A, 5.0%, 1/15/2028	540,000	524,475
5.375%, 2/1/2027	750,000	746,250
144A, 5.875%, 4/15/2026	178,000	182,450
Weatherford International Ltd.:
4.5%, 4/15/2022	385,000	334,950
7.75%, 6/15/2021	620,000	607,600
Whiting Petroleum Corp.:
5.75%, 3/15/2021	320,000	328,000
6.25%, 4/1/2023	235,000	242,050
WildHorse Resource Development Corp.:
6.875%, 2/1/2025	55,000	55,413
144A, 6.875%, 2/1/2025	265,000	266,988
WPX Energy, Inc., 6.0%, 1/15/2022	99,000	102,218
		23,375,118
Financials 1.5%
Aircastle Ltd., 4.125%, 5/1/2024	565,000	560,989
CIT Group, Inc.:
3.875%, 2/19/2019	737,500	741,556
4.125%, 3/9/2021	135,000	135,506
5.0%, 8/15/2022	1,300,000	1,326,000
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021	140,000	144,200
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025	170,000	165,325
		3,073,576
Health Care 5.5%
Avantor, Inc., 144A, 6.0%, 10/1/2024	130,000	131,950
Bausch Health Cos., Inc.:
144A, 5.5%, 11/1/2025	500,000	498,750
144A, 5.875%, 5/15/2023	360,000	344,160
144A, 6.125%, 4/15/2025	550,000	511,500
144A, 6.5%, 3/15/2022	250,000	258,750
144A, 7.0%, 3/15/2024	605,000	638,275
144A, 7.5%, 7/15/2021	1,455,000	1,478,105
Centene Corp., 144A, 5.375%, 6/1/2026	120,000	123,880
Charles River Laboratories International, Inc., 144A, 5.5%, 4/1/2026	70,000	71,050
DaVita, Inc.:
5.0%, 5/1/2025	280,000	265,300
5.125%, 7/15/2024	280,000	269,954
Fresenius Medical Care U.S. Finance II, Inc., 144A, 6.5%, 9/15/2018	170,000	170,150
HCA, Inc.:
4.5%, 2/15/2027	305,000	301,950
4.75%, 5/1/2023	1,000,000	1,016,250
5.25%, 6/15/2026	610,000	628,300
6.5%, 2/15/2020	1,700,000	1,764,600
LifePoint Health, Inc.:
5.375%, 5/1/2024	435,000	451,856
5.5%, 12/1/2021	385,000	391,256
5.875%, 12/1/2023	310,000	324,806
Tenet Healthcare Corp.:
4.375%, 10/1/2021	1,000,000	997,500
5.125%, 5/1/2025	245,000	243,163
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/2028	200,000	208,680
		11,090,185
Industrials 4.2%
ADT Corp.:
3.5%, 7/15/2022	190,000	179,788
5.25%, 3/15/2020	320,000	326,000
6.25%, 10/15/2021	580,000	611,900
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	480,000	481,200
144A, 6.0%, 10/15/2022	1,155,000	1,157,887
Covanta Holding Corp.:
5.875%, 3/1/2024	295,000	297,213
5.875%, 7/1/2025	205,000	204,379
DAE Funding LLC:
144A, 4.5%, 8/1/2022	26,000	25,610
144A, 5.0%, 8/1/2024	66,000	64,845
FTI Consulting, Inc., 6.0%, 11/15/2022	295,000	302,729
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022	200,000	193,500
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021	730,000	726,350
Masonite International Corp., 144A, 5.625%, 3/15/2023	220,000	224,950
Moog, Inc., 144A, 5.25%, 12/1/2022	175,000	177,406
Novelis Corp.:
144A, 5.875%, 9/30/2026	330,000	321,354
144A, 6.25%, 8/15/2024	300,000	303,750
Park Aerospace Holdings Ltd.:
144A, 4.5%, 3/15/2023	430,000	425,163
144A, 5.25%, 8/15/2022	1,085,000	1,105,344
144A, 5.5%, 2/15/2024	585,000	601,087
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023	8,000	8,570
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025	220,000	217,800
Summit Materials LLC:
144A, 5.125%, 6/1/2025	70,000	66,150
6.125%, 7/15/2023	355,000	359,881
8.5%, 4/15/2022	155,000	165,656
Tennant Co., 5.625%, 5/1/2025	65,000	65,495
		8,614,007
Information Technology 2.0%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020	140,000	140,000
Cardtronics, Inc., 144A, 5.5%, 5/1/2025	220,000	208,450
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	490,000	478,975
Dell International LLC:
144A, 4.42%, 6/15/2021	735,000	747,632
144A, 5.875%, 6/15/2021	235,000	241,795
First Data Corp., 144A, 7.0%, 12/1/2023	355,000	369,378
Netflix, Inc., 5.875%, 2/15/2025	450,000	464,625
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025	350,000	339,500
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023	155,000	143,375
TTM Technologies, Inc., 144A, 5.625%, 10/1/2025	410,000	407,950
Western Digital Corp., 4.75%, 2/15/2026	445,000	436,291
		3,977,971
Materials 9.2%
AK Steel Corp.:
6.375%, 10/15/2025	230,000	213,900
7.0%, 3/15/2027	815,000	772,212
7.5%, 7/15/2023	800,000	836,000
Ardagh Packaging Finance PLC:
144A, 6.0%, 2/15/2025	530,000	518,075
144A, 7.25%, 5/15/2024	435,000	457,294
Berry Global, Inc., 5.5%, 5/15/2022	600,000	611,250
BWAY Holding Co., 144A, 5.5%, 4/15/2024	425,000	422,344
Cascades, Inc., 144A, 5.5%, 7/15/2022	185,000	185,000
Chemours Co.:
5.375%, 5/15/2027	525,000	515,812
6.625%, 5/15/2023	107,000	112,083
7.0%, 5/15/2025	95,000	101,413
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025	175,000	160,563
Constellium NV:
144A, 5.875%, 2/15/2026	814,000	797,720
144A, 6.625%, 3/1/2025	350,000	356,125
First Quantum Minerals Ltd., 144A, 6.5%, 3/1/2024	200,000	188,000
Freeport-McMoRan, Inc.:
3.55%, 3/1/2022	550,000	530,750
3.875%, 3/15/2023	350,000	336,437
5.4%, 11/14/2034	120,000	110,813
Hexion, Inc., 144A, 10.375%, 2/1/2022	100,000	98,403
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023	425,000	432,437
144A, 7.625%, 1/15/2025	115,000	116,869
Mercer International, Inc., 6.5%, 2/1/2024	250,000	256,250
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024	880,000	860,200
144A, 5.25%, 6/1/2027	560,000	532,000
OCI NV, 144A, 6.625%, 4/15/2023	388,000	401,580
Plastipak Holdings, Inc., 144A, 6.25%, 10/15/2025	410,000	377,712
Platform Specialty Products Corp., 144A, 5.875%, 12/1/2025	906,000	899,205
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023	625,000	622,656
5.75%, 10/15/2020	3,605,081	3,609,587
6.875%, 2/15/2021	263,368	266,660
144A, 7.0%, 7/15/2024	75,000	76,200
Teck Resources Ltd., 144A, 8.5%, 6/1/2024	115,000	126,213
Tronox, Inc., 144A, 6.5%, 4/15/2026	363,000	355,740
United States Steel Corp.:
6.25%, 3/15/2026	117,000	116,561
6.875%, 8/15/2025	645,000	654,675
Volcan Cia Minera SAA, 144A, 5.375%, 2/2/2022	1,565,000	1,574,781
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021	105,000	107,888
144A, 5.625%, 10/1/2024	55,000	58,112
		18,769,520
Real Estate 2.9%
CyrusOne LP:
(REIT), 5.0%, 3/15/2024	505,000	511,312
(REIT), 5.375%, 3/15/2027	720,000	723,600
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022	240,000	247,152
(REIT), 5.375%, 4/1/2023	995,000	1,016,144
(REIT), 5.375%, 5/15/2027	255,000	259,462
(REIT), 5.875%, 1/15/2026	180,000	186,750
Iron Mountain, Inc.:
144A, (REIT), 4.375%, 6/1/2021	220,000	220,550
144A, (REIT), 5.25%, 3/15/2028	725,000	686,031
MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027	385,000	377,300
(REIT), 5.25%, 8/1/2026	70,000	70,000
(REIT), 6.375%, 3/1/2024	390,000	411,177
SBA Communications Corp., (REIT), 4.0%, 10/1/2022	570,000	557,312
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021	455,000	460,882
(REIT), 4.875%, 6/1/2026	165,000	167,688
		5,895,360
Telecommunication Services 5.5%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	145,000	148,081
Series T, 5.8%, 3/15/2022	550,000	562,210
Series S, 6.45%, 6/15/2021	600,000	624,000
Series W, 6.75%, 12/1/2023	705,000	734,963
Series Y, 7.5%, 4/1/2024	590,000	631,300
CommScope, Inc., 144A, 5.0%, 6/15/2021	350,000	351,750
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024	725,000	763,062
Level 3 Financing, Inc.:
5.375%, 8/15/2022	750,000	757,500
5.375%, 1/15/2024	210,000	210,000
6.125%, 1/15/2021	230,000	231,366
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020	320,000	332,400
7.0%, 8/15/2020	2,000,000	2,095,000
Sprint Corp., 7.625%, 3/1/2026	215,000	225,784
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024	575,000	596,563
6.375%, 3/1/2025	542,000	563,680
6.5%, 1/15/2026	20,000	21,144
Telesat Canada, 144A, 8.875%, 11/15/2024	310,000	332,088
Zayo Group LLC:
144A, 5.75%, 1/15/2027	950,000	952,375
6.0%, 4/1/2023	590,000	608,095
6.375%, 5/15/2025	500,000	522,500
		11,263,861
Utilities 2.3%
AmeriGas Partners LP:
5.5%, 5/20/2025	485,000	475,300
5.75%, 5/20/2027	520,000	513,500
Calpine Corp.:
144A, 5.25%, 6/1/2026	275,000	259,622
5.75%, 1/15/2025	160,000	145,200
NGL Energy Partners LP, 5.125%, 7/15/2019	245,000	245,429
NRG Energy, Inc.:
144A, 5.75%, 1/15/2028	600,000	606,000
6.25%, 7/15/2022	899,000	928,217
7.25%, 5/15/2026	570,000	612,750
Vistra Energy Corp.:
7.375%, 11/1/2022	350,000	364,438
7.625%, 11/1/2024	473,000	508,475
		4,658,931
Total Corporate Bonds (Cost $125,745,297)		125,352,399
Loan Participations and Assignments 20.8%
Senior Loans **
Consumer Discretionary 5.6%
1011778 B.C. Unlimited Liability Co., Term Loan B3, 1-month USD LIBOR + 2.250%, 4.326%, 2/16/2024	1,513,890	1,515,078
Altice U.S. Finance I Corp., Term Loan B, 1-month USD LIBOR + 2.250%, 4.326%, 7/28/2025	1,468,603	1,469,220
Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 3.815%, 10/25/2023	2,689,260	2,700,608
Quebecor Media, Inc., Term Loan B1, 3-month USD LIBOR + 2.250%, 4.564%, 8/17/2020	3,142,953	3,154,739
Visteon Corp.:
Term Loan B, 3-month USD LIBOR + 1.750%, 3.825% , 3/24/2024	2,142,857	2,142,868
Term Loan B, 3-month USD LIBOR + 1.750%, 4.065% , 3/24/2024	357,143	357,145
		11,339,658
Consumer Staples 1.6%
Albertson's LLC, Term Loan B6, 3-month USD LIBOR + 3.000%, 5.311%, 6/22/2023	1,218,858	1,215,811
Pinnacle Foods Finance LLC, Term Loan B, 1-month USD LIBOR + 1.750%, 3.832%, 2/2/2024	2,024,540	2,027,576
		3,243,387
Energy 0.0%
MEG Energy Corp., Term Loan B, 1-month USD LIBOR + 3.500%, 5.575%, 12/31/2023	28,125	28,238
Health Care 2.4%
Community Health Systems, Inc., Term Loan H, 3-month USD LIBOR + 3.250%, 5.563%, 1/27/2021	307,891	304,026
DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 4.826%, 6/24/2021	3,843,840	3,867,172
Valeant Pharmaceuticals International, Inc., Term Loan B, 1-month USD LIBOR + 3.000%, 5.081%, 6/1/2025	620,480	623,464
		4,794,662
Industrials 1.6%
Sabre GLBL, Inc., Term Loan B, 1-month USD LIBOR + 2.000%, 4.076%, 2/22/2024	1,621,711	1,625,644
TransDigm, Inc., Term Loan F, 1-month USD LIBOR + 2.500%, 4.576%, 6/9/2023	1,743,151	1,741,765
		3,367,409
Information Technology 1.2%
First Data Corp., Term Loan, 1-month USD LIBOR + 2.000%, 4.066%, 4/26/2024	2,463,238	2,462,462
Materials 2.4%
Berry Global, Inc.:
Term Loan S, 3-month USD LIBOR + 1.750%, 3.936% , 2/8/2020	1,718,582	1,720,533
Term Loan T, 3-month USD LIBOR + 1.750%, 3.936% , 1/6/2021	1,098,075	1,099,107
MacDermid, Inc., Term Loan B6, 1-month USD LIBOR + 3.000%, 5.076%, 6/7/2023	1,419,299	1,426,140
PolyOne Corp., Term Loan B4, 1-month USD LIBOR + 1.750%, 3.817%, 11/11/2022	570,378	571,328
		4,817,108
Telecommunication Services 1.1%
Level 3 Financing, Inc., Term Loan B, 1-month USD LIBOR + 2.250%, 4.317%, 2/22/2024	2,290,000	2,295,405
Utilities 4.9%
Calpine Corp., Term Loan B5, 3-month USD LIBOR + 2.500%, 4.84%, 1/15/2024	6,154,650	6,170,344
NRG Energy, Inc., Term Loan B, 3-month USD LIBOR + 1.750%, 4.084%, 6/30/2023	3,876,864	3,878,492
		10,048,836
Total Loan Participations and Assignments (Cost $42,316,244)		42,397,165
	Shares	Value ($)
Common Stock 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	139	3,165
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (a) (Cost $87,876)	400	15,921
Cash Equivalents 16.6%
DWS Central Cash Management Government Fund, 1.96% (b) (Cost $33,713,262)	33,713,262	33,713,262
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $201,862,679)	99.1	201,481,912
Other Assets and Liabilities, Net	0.9	1,823,404

Net Assets	100.0	203,305,316

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended August 31, 2018 are as follows:

Value ($) at 11/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 8/31/2018	Value ($) at 8/31/2018
Cash Equivalents
DWS Central Cash Management Government Fund, 1.96% (b)
15,417,519	134,202,318	115,906,575	—	—	221,522	—	33,713,262	33,713,262

*	Non-income producing security.
**	Senior loans in the Fund's portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund's portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of August 31, 2018.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
LIBOR: London Interbank Offered Rate
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Corporate Bonds	$—	$125,352,399	$—	$125,352,399
Loan Participations and Assignments	—	42,397,165	—	42,397,165
Common Stock	3,165	—	—	3,165
Warrant	—	—	15,921	15,921
Short-Term Investment	33,713,262	—	—	33,713,262
Total	$33,716,427	$167,749,564	$15,921	$201,481,912

There have been no transfers between fair value measurement levels during the period ended August 31, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Multi-Market Income Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	October 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	October 23, 2018